U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


  1.  Name and address of issuer:
      Separate Account Two of The Manufacturers Life
      Insurance Company of America
      200 Bloor Street East, Toronto, Ontario M4W 1E5

  2. Name of each series or class of funds for which this notice is filed:
      Flexible Payment Variable Annuity Policies

  3.  Investment Company Act File Number: 811-5179

      Securities Act File Number: 33-14499 (filing fee paid in connection with Form 24F-2 File Number
      33-57018)

  4. Last day of fiscal year for which this notice is filed:
               December 31, 1996

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               N/A
  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction
      A.6):

               N/A
  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule
      24f-2:

               None
  9.  Number and aggregate sale price of securities
      sold during the fiscal year:
               $34,747,323

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               $34,747,323

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instructions B.7):
               None

 12.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):
               $34,747,323

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from
         Item 11, if applicable):
               + 0

 (iii)   Aggregate price of shares redeemed or
         repurchased during the fiscal year
         (if applicable)
               -15,431,273

  (iv)   Aggregate price of shares redeemed or repur-
         chased and previously applied as a reduction
         to filing fees pursuant to rule 24e-2
         (if applicable):
               0

   (v)   Net aggregate price of securities sold and
         issued during the fiscal year in reliance
         on rule 24f-2 [line (i), plus line (ii),
         less line (iii), plus line (iv)](if
         applicable)
               19,316,050

  (vi) Multiplier prescribed by Section 6(b) of the the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
               X  1/3300

 (vii)   Fee due [line (i) or line (v) multiplied
         By line (vi)]
               $   5,853.35
               ============
Instruction: Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuers' fiscal year. See
Instruction C.3.


  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules Of Informal and other Procedures (17 CFR 202.3a).

               [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               February 20, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Douglas Myers
Douglas Myers, Vice President


Date:   February 19, 1997


* Please print the name and title of the signing officer below the signature.

February 20, 1997


Board of Directors
The Manufacturers Life Insurance Company
  of America
200 Bloor Street, East
Toronto, Ontario M4W 1E5

Gentlemen:

You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for Separate Account Two of
The Manufacturers Life Insurance Company of America
(the "Separate Account") to be filed in respect of Flexible Payment Variable Annuity Policies (the
"Policies") sold for the fiscal year ended December 31, 1996, pursuant to the registration statements filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 (File Nos. 33-57018 and 33-14499) and the Investment Company Act of 1940
(File No. 811-5179) ("Registration Statements").

In the Registration Statements or in a Post-Effective
Amendment thereto, the Separate Account elected to register an indefinite amount of Policies pursuant to the provisions of SEC Rule 24f-2.

I have reviewed the amended Registration Statements of the Separate Account and such other documents, records and certification of facts by a company officer as I have deemed necessary. On the basis of the foregoing, it is my opinion that the Policies sold for the fiscal year ended December 31, 1996, registration of which the Rule 24f-2 Notice makes definite in amount, were legally issued and are legal and binding obligations of The Manufacturers Life Insurance Company of America enforceable in accordance with their terms.

I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above, to the Registration Statements of the Separate Account and to any applicable statement filed under the Securities
Laws of the United States.

Very truly yours,

/s/ Betsy A. Seel

Betsy A. Seel
Senior Counsel